Amounts in Accumulated Other Comprehensive Income Expected to be Recognized as Components of Net Periodic Benefit Cost over Next Fiscal Year (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Amortization of:
Defined Benefit Plan, Amortization of Gains (Losses)	$ (422)	$ (237)	$ 407
Pension Benefits
Amortization of:
Net transition obligation	0
Net prior service credit	1
Total	1
Non-U.S. Pension
Retirement Plans [Line Items]
Service cost	32	38	38
Amortization of:
Interest cost	57	71	64
Defined Benefit Plan, Expected Return on Plan Assets	71	75	71
Defined Benefit Plan, Amortization of Gains (Losses)	(14)	(172)	(48)
Amortization of prior service cost (credit)	(1)	(1)	(1)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	15	2	26
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	(1)	1
Defined Benefit Plan, Net Periodic Benefit Cost	$ 16	$ 204	$ 51
Discount rate	3.00%	3.60%	3.40%
Expected return on plan assets	4.50%	4.75%	4.55%
Rate of compensation increase	2.60%	2.60%	2.45%
Postretirement Benefits
Retirement Plans [Line Items]
Service cost	$ 3	$ 5	$ 5
Amortization of:
Net transition obligation	0
Net prior service credit	(1)
Total	(1)
Interest cost	9	12	11
Defined Benefit Plan, Expected Return on Plan Assets	12	12	13
Defined Benefit Plan, Amortization of Gains (Losses)	(21)	24	20
Amortization of prior service cost (credit)	(1)	(7)	(17)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	0	0	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0	0
Defined Benefit Plan, Net Periodic Benefit Cost	$ 20	$ (26)	$ (34)
Discount rate	4.35%	4.90%	4.15%
Expected return on plan assets	5.75%	5.80%	5.80%
Discontinued Operations | Non-U.S. Pension
Amortization of:
Defined Benefit Plan, Net Periodic Benefit Cost	$ 14	$ (38)	$ 19
Discontinued Operations | Postretirement Benefits
Amortization of:
Defined Benefit Plan, Net Periodic Benefit Cost	0	0	0
Continuing Operations [Member] | Non-U.S. Pension
Retirement Plans [Line Items]
Service cost	25
Amortization of:
Interest cost	46
Defined Benefit Plan, Net Periodic Benefit Cost	30	166	70
Continuing Operations [Member] | Postretirement Benefits
Amortization of:
Defined Benefit Plan, Net Periodic Benefit Cost	$ 20	$ (26)	$ (34)